Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Stockholders' equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	54,108,011	53,047,082
Common stock, shares outstanding	50,838,863	49,814,964
Treasury shares, shares	3,269,148	3,232,118